Suite 400, 56 Temperance Street Toronto, ON, Canada, M5H 3V5 Phone: 416-409-8245 Email: info@grandviewgold.com

April 29, 2005

Securities and Exchange Commission

450 Fifth Street, NW

Washington, D.C. 20549

ATTN:  Office of Filings, Information  and Consumer Services

RE: Grandview Gold Inc.

Dear Sir or Madam:

We hereby file its Registration Statement on Form 20-F, dated April 29, 2005 (“Form 20-F”).

The Company has interests in gold exploration properties located in Nevada and Canada.   Although none of the Company’s properties have a known commercially mineable mineral deposit, in Canada the Company has disclosed that its property in Nevada has “Indicated Resources” and “Inferred Resources,” as calculated pursuant to Canadian National Instrument 43-101. The Company is disclosing the Indicated Resources and Inferred Resources in the Form 20-F, along with the cautionary notes to U.S. investors required by the SEC.

The details of the mineralization on the Nevada property is described in a report titled “Evaluation of the Gold Resource on the Pony Creek Property, Larrabee Mining District, Elko County, Nevada for Mill City International Corporation,” prepared by R. H. Russell, M.Sc., Licensed Geologist, and dated March 18, 2004 (the “Russell Report”).  Please let me know if you would like the Company to supply the Staff with the Report as Supplemental Information.  Alternatively, the Russell Report can be found online at the SEDAR website under documents for Mill City Gold Corporation, titled “Technical Report,” and dated April 20, 2004

Please provide a copy of the Staff’s comments to:

James Berns, Esq.

Berns & Berns

1270 Avenue of the Americas

Rockefeller Center

New York, New York 10020

Tel: (212) 332-3320

Please call if you have any questions or require additional information.

Sincerely,

/Ray Pecoskie/

Ray Pecoskie

President

encl.